Unaudited Condensed Consolidated Statements of Operations (Q3) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Formation and operating costs	$ 290,098	$ 404,425	$ 1,048,525	$ 863,546
Loss from operations	(290,098)	(404,425)	(1,048,525)	(863,546)
Other income (expense):
Interest income earned on cash and marketable securities held in Trust Account	138,725	1,136,826	2,103,111	1,371,326
Change in fair value of convertible loan	53,186		111,776
Change in fair value of warrant liabilities	(243,659)	1,074,374	190,079	6,246,897
Total other (expense) income, net	(51,748)	2,211,200	2,404,966	7,618,223
(Loss) income before provision for income tax	(341,846)	1,806,775	1,356,441	6,754,677
Income tax provision	(25,499)	(42,962)	(430,502)	(69,484)
Net (loss) income	$ (367,345)	$ 1,763,813	$ 925,939	$ 6,685,193
Basic weighted average shares outstanding, common stock (in Shares)	5,193,750	5,193,750	5,193,750	5,193,750
Basic net income per share, common stock (in Dollars per share)	$ (0.06)	$ 0.07	$ 0.08	$ 0.28
Common Stock Subject to Possible Redemption
Other income (expense):
Basic weighted average shares outstanding, common stock (in Shares)	974,132	18,975,000	6,183,174	18,975,000
Basic net income per share, common stock (in Dollars per share)	$ (0.06)	$ 0.07	$ 0.08	$ 0.28